Leases (Lease Terms and Discount Rates) (Details)	Dec. 31, 2022	Dec. 31, 2021
Weighted-average remaining lease term (years)
Finance leases	4 years 9 months 18 days	1 year 10 months 24 days
Operating leases	5 years 3 months 18 days	6 years 2 months 12 days
Weighted-average discount rate (%)
Finance leases	4.30%	1.29%
Operating leases	2.95%	2.43%